Warrants (Tables)	12 Months Ended
May 31, 2019
Warrants
Summary of type of warrants

Type of warrant	Expiry date	Number of warrants	Weighted average price	Amount
Warrant	December 2, 2019	798,997	1.50	—
Warrant	September 26, 2021	200,000	3.14	360
Nuuvera warrant	February 14, 2020	1,293,803	20.30	976
		2,292,800	$12.25	$1,336

Schedule of outstanding warrants

	May 31,		May 31,
	2019		2018
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Outstanding, beginning of the year	2,843,138	$10.52	3,885,908	$1.61
Issued during the year	—	—	1,345,866	20.30
Exercised during the year	(550,335)	3.29	(2,388,636)	1.54
Cancelled during the year	(3)	1.75	—	—
Outstanding, end of the year	2,292,800	$12.25	2,843,138	$10.52